OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets, Noncurrent

(in thousands of $)	2015	2014
Acquired as a result of the Merger	9,116	—
Accreted interest	357	—
Provision for uncollectible receivables	(4,729)	—
	4,744	—